PREPAID EXPENSES AND OTHER CURRENT ASSETS - Schedule Of Prepaid Expenses and Other Current Assets (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Other Current Assets By Type [Line Items]
Advances to employees	$ 233	1,453	1,526
Prepaid expenses	222	1,380	2,118
Deposits for office rental, utilities	312	1,945	998
Interest receivable for term deposits	1	7	81
Other receivables	4,928	30,700	3,139
Prepaid expenses and other current assets	$ 5,696	35,485	8,561